CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Mar. 31, 2015	$ 7,673,399	$ 0	$ 8,788	$ 1,091,212	$ 71,699	$ 6,077,191	$ (3,117)	$ 427,626
Balance (in shares) at Mar. 31, 2015		0	8,787,500
Foreign currency translation gain (loss)	34,476	$ 0	$ 0	0	0	0	33,803	673
Net income (loss)	9,009,612	0	0	0	0	9,075,809	0	(66,197)
Balance at Mar. 31, 2016	16,717,487	$ 0	$ 8,788	1,091,212	71,699	15,153,000	30,686	362,102
Balance (in shares) at Mar. 31, 2016		0	8,787,500
Foreign currency translation gain (loss)	(38,643)	$ 0	$ 0	0	0	0	(38,593)	(813)
Net income (loss)	5,552,995	0	0	0	0	5,576,082	0	(23,087)
Balance at Sep. 30, 2016	22,231,076	$ 0	$ 8,788	1,091,212	71,699	20,729,082	(7,907)	338,202
Balance (in shares) at Sep. 30, 2016		0	8,787,500
Balance at Mar. 31, 2016	16,717,487	$ 0	$ 8,788	1,091,212	71,699	15,153,000	30,686	362,102
Balance (in shares) at Mar. 31, 2016		0	8,787,500
Foreign currency translation gain (loss)	(39,978)	$ 0	$ 0	0	0	0	(39,081)	(897)
Dividend distribution	(5,307,500)	0	0	0	0	(5,307,500)	0	0
Net income (loss)	10,647,781	0	0	0	0	10,692,389	0	(44,608)
Balance at Mar. 31, 2017	22,017,790	$ 0	$ 8,788	1,091,212	71,699	20,537,889	(8,395)	316,597
Balance (in shares) at Mar. 31, 2017		0	8,787,500
Reverse recapitalization	1,000	$ 0	$ 712	288	0	0	0	0
Reverse recapitalization (in shares)		0	712,500
Private placement - common stock and warrants issued, net of stock issuance costs	1,534,475	$ 0	$ 395	1,534,080	0	0	0	0
Private placement - common stock and warrants issued, net of stock issuance costs (in shares)		0	395,000
Foreign currency translation gain (loss)	23,544	$ 0	$ 0	0	0	0	23,345	199
Stock-based compensation expense for the warrant issued to the board observer	116,578	0	0	116,578	0	0	0	0
Net income (loss)	9,180,803	0	0	0	0	9,183,622	0	(2,819)
Balance at Sep. 30, 2017	$ 32,874,190	$ 0	$ 9,895	$ 2,742,158	$ 71,699	$ 29,721,511	$ 14,950	$ 313,977
Balance (in shares) at Sep. 30, 2017		0	9,895,000